Consolidated Statements of Operations - Summit Materials, LLC - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Revenue:
Product									$ 521,443	$ 410,190	$ 1,043,843	$ 806,280	$ 573,684
Service									99,232	93,958	246,123	264,325	250,680
Net revenue	$ 359,532	$ 426,286	$ 329,009	$ 175,139	$ 294,040	$ 348,136	$ 292,410	$ 136,019	620,675	504,148	1,289,966	1,070,605	824,364
Delivery and subcontract revenue									52,978	54,782	142,331	133,626	91,837
Total revenue									673,653	558,930	1,432,297	1,204,231	916,201
Cost of revenue (excluding items shown separately below):
Product									334,585	283,423	676,457	566,986	410,286
Service									74,525	69,234	171,857	186,548	174,929
Net cost of revenue									409,110	352,657	848,314	753,534	585,215
Delivery and subcontract cost									52,978	54,782	142,331	133,626	91,837
Total cost of revenue									462,088	407,439	990,645	887,160	677,052
General and administrative expenses									121,014	106,945	177,769	150,732	142,000
Depreciation, depletion, amortization and accretion									69,768	53,512	119,723	87,826	72,934
Transaction costs									3,606	7,740	9,519	8,554	3,990
Operating income (loss)	67,990	83,357	42,300	(59,006)	23,307	47,749	33,922	(35,019)	17,177	(16,706)	134,641	69,959	(47,977)
Other (income) expense, net									217	493	(2,425)	(3,447)	(1,737)
Loss on debt financings										31,672	71,631		3,115
Interest expense									46,649	41,213	83,757	86,742	56,443
Income (loss) from operations before taxes									(29,689)	(90,084)	(18,322)	(13,336)	(105,798)
Income tax benefit									(9,205)	(9,813)	(18,263)	(6,983)	(2,647)
Net income (loss)	$ 47,706	$ 34,163	$ 324	$ (79,837)	$ 4,468	$ 28,117	$ 14,201	$ (53,068)	(20,484)	(79,513)	2,356	(6,282)	(103,679)
Net income (loss) attributable to noncontrolling interest									(35)	(1,969)	$ (1,826)	$ 2,495	$ 3,112
Net income (loss) attributable to member of Summit LLC									$ (20,449)	$ (77,544)